Results of operation - Revenue and Cost of goods sold (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 EUR (€) customer	Jun. 30, 2025 EUR (€) customer	Jun. 30, 2026 EUR (€) customer	Jun. 30, 2025 EUR (€) customer	Dec. 31, 2025 EUR (€)
Disclosure of research and development expenses [Line items]
Revenue	€ 7,675,000	€ 1,340,000	€ 14,047,000	€ 2,404,000
Number of customers with individual sales larger than 10% | customer	0	2	0	2
Percentage of entity's revenue	10.00%		10.00%
Contract liability			€ 1,000,000	€ 900,000
Non-current contract liability	€ 722,000		722,000		€ 681,000
Non-current contract liability balance at the beginning of the period			324,000	165,000
Purchases of goods and services	2,452,000	€ 843,000	4,872,000	1,512,000
Inventory movement	639,000	(353,000)	954,000	(616,000)
Total cost of goods sold	3,091,000	490,000	5,826,000	896,000
US
Disclosure of research and development expenses [Line items]
Revenue	5,197,000		9,451,000
Germany
Disclosure of research and development expenses [Line items]
Revenue	1,391,000	1,175,000	2,615,000	2,104,000
England
Disclosure of research and development expenses [Line items]
Revenue	481,000		658,000
UAE
Disclosure of research and development expenses [Line items]
Revenue	469,000		814,000	32,000
Switzerland
Disclosure of research and development expenses [Line items]
Revenue	24,000		357,000
Netherlands
Disclosure of research and development expenses [Line items]
Revenue			39,000
Austria
Disclosure of research and development expenses [Line items]
Revenue	37,000	€ 165,000	37,000	€ 268,000
Spain
Disclosure of research and development expenses [Line items]
Revenue	3,000		3,000
Italy
Disclosure of research and development expenses [Line items]
Revenue	€ 73,000		€ 73,000